UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	05-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

May 31, 2011

California High-Yield Municipal – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.8%
CALIFORNIA — 95.2%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	$1,800,000	$ 1,832,022
ABC Unified School District GO, Series 2000 B, 6.14%, 8/1/21 (NATL/FGIC)(1)(2)	1,000,000	576,130
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,121,545
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,674,096
Anaheim Public Financing Auth. Lease Rev., Series 1997 A, (Public Improvements), 6.00%, 9/1/24 (AGM)(1)	1,200,000	1,360,848
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,560,303
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,176,454
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	773,604
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,436,560
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,235,411
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,055,113
Berryessa Union School District GO, Series 2000 A, 6.18%, 8/1/21 (AGM)(1)(2)	1,190,000	704,171
Berryessa Union School District GO, Series 2000 A, 6.05%, 8/1/22 (AGM)(1)(2)	1,220,000	652,663
Berryessa Union School District GO, Series 2000 A, 6.06%, 8/1/23 (AGM)(1)(2)	1,000,000	494,940
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	4,500,000	5,031,180
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	4,725,000	5,468,242
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	4,200,000	4,820,592
California Department of Water Resources Water System Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/23(1)	2,500,000	2,786,700
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	6,000,000	6,742,080
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(3)	1,505,000	1,601,034
California Educational Facilities Auth. Rev., Series 2008 C, (Chapman University), VRDN, 0.15%, 6/1/11 (LOC: Bank of America N.A.)(1)	2,000,000	2,000,000
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	1,400,000	1,563,954
California GO, 5.25%, 10/1/29(1)	5,000,000	5,168,300
California GO, 6.00%, 4/1/38(1)	5,000,000	5,335,400
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,909,680
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(1)	1,500,000	1,674,195
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16(1)	5,000,000	5,742,450
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	3,700,000	3,704,403
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,117,720

California High-Yield Municipal – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25(1)	$2,000,000	$ 2,059,540
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	4,300,000	4,407,543
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	3,000,000	3,129,990
California Health Facilities Financing Auth. Rev., Series 2010 B, (Stanford Hospital), 5.25%, 11/15/31(1)	7,000,000	7,036,050
California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,817,237
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	6,345,000	6,240,752
California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,602,760
California Municipal Finance Auth. Rev., (Biola University), 5.875%, 10/1/34(1)	1,000,000	966,070
California Municipal Finance Auth. Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,404,868
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)(1)	2,000,000	2,171,260
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,040,260
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35(1)	1,250,000	1,287,137
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	2,455,000	2,645,263
California State University Systemwide Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)(1)	10,000,000	9,944,300
California State University Systemwide Rev., Series 2009 A, (Systemwide Financing Program), 5.25%, 11/1/38(1)	3,000,000	2,997,690
California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29(1)	2,145,000	2,128,784
California Statewide Communities Development Auth. Pollution Control Rev., Series 2010 A, (Southern California Education), 4.50%, 9/1/29(1)	4,000,000	3,847,880
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,245,425
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,126,925
California Statewide Communities Development Auth. Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	2,500,000	2,648,700
California Statewide Communities Development Auth. Rev., (Thomas Jefferson School of Law), 7.75%, 10/1/11, Prerefunded at 101% of Par(1)(3)	1,855,000	1,915,17 6
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	4,000,000	3,888,240
California Statewide Communities Development Auth. Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)(1)	2,000,000	1,869,580
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	5,867,750
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	3,400,000	2,742,542
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,685,660
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,114,250
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36(1)	2,000,000	2,134,160

California High-Yield Municipal – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	$3,600,000	$ 3,601,080
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34(1)	1,000,000	1,060,160
Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)(1)	1,780,000	1,803,834
Corcoran COP, 8.75%, 6/1/16(4)	365,000	433,770
Duarte Unified School District GO, Series 1999 B, 6.08%, 11/1/23 (AGM)(1)(2)	1,150,000	560,004
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/33(1)	4,000,000	4,027,080
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,355,475
Folsom Community Facilities District No. 14 Special Tax Rev., 6.30%, 9/1/11, Prerefunded at 102% of Par(3)	6,500,000	6,722,560
Folsom Community Facilities District No. 7 Special Tax Rev., 5.75%, 9/1/14	2,450,000	2,464,479
Foothill-De Anza Community College District GO, 6.16%, 8/1/21 (NATL)(1)(2)	3,000,000	1,902,930
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	3,046,080
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,063,450
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	8,500,000	5,287,255
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	9,500,000	6,549,300
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,311,392
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,241,356
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)(1)	3,000,000	2,251,440
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)(1)	2,025,000	1,448,847
Highland Community Facilities District No. 2001-1 Special Tax Rev., 6.45%, 9/1/28	2,000,000	1,973,160
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/11, Prerefunded at 101% of Par (Ambac)(3)	1,945,000	1,973,008
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	3,055,000	3,086,222
Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,039,661
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	431,780
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	972,532
Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	2,906,411
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35(1)	1,000,000	1,044,690
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,096,680
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	992,140
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon Improvement Area No. 2), 5.25%, 9/1/37	5,000,000	3,939,850
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, (Serenity), 5.35%, 9/1/36	1,100,000	891,528

California High-Yield Municipal – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Lake Elsinore Community Facilities District No. 2005-2 Special Tax Rev., Series 2005 A, (Alverhill Ranch Improvement Area A), 5.45%, 9/1/36	$4,000,000	$ 3,313,040
Lake Elsinore Community Facilities District No. 2006-2 Special Tax Rev., Series 2006 A, (Viscaya), 5.40%, 9/1/36	2,020,000	1,660,258
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	1,860,499
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(3)	1,775,000	2,011,714
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27(1)	2,000,000	2,072,340
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,312,751
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25(1)	2,000,000	2,107,600
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	1,305,000	1,311,434
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39(1)	3,000,000	3,120,270
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27(1)	2,000,000	2,161,800
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41(1)	4,000,000	3,886,960
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	3,939,200
Murrieta Community Facilities District No. 2000-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,721,050
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	4,100,000	3,973,720
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29(1)	2,500,000	2,585,675
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25(1)	3,500,000	3,288,355
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,460,000	2,218,649
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,276,825
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)(1)	3,000,000	3,097,470
Palmdale Water District COP, 5.00%, 10/1/34 (NATL/FGIC)(1)	2,850,000	2,399,985
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	4,002,720
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,145,000	1,023,825
Palomar Pomerado Health Care District COP, (Indian Health Council, Inc.), 6.25%, 10/1/29(1)	2,345,000	2,314,562
Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	2,858,253
Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	2,833,510
Perris Public Financing Auth. Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	2,003,741
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)(1)	4,835,000	5,045,274
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	4,000,000	4,189,800
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.375%, 9/1/37	3,000,000	2,411,580
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.50%, 9/1/37	2,000,000	1,639,560
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	5,000,000	4,455,150
Riverside County COP, 5.75%, 11/1/31 (NATL)(1)	2,365,000	2,446,427

California High-Yield Municipal – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	$1,875,000	$ 1,876,237
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30(1)	2,200,000	2,219,096
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,623,380
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	859,800
Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	4,203,673
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	3,337,440
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,419,690
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	2,035,000	2,007,344
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35(1)	4,000,000	4,178,960
Sacramento County COP, 5.75%, 2/1/30(1)	3,000,000	3,056,070
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)(1)	4,000,000	4,400,680
Sacramento Special Tax Rev., (North Natomas Community Facilities District No. 1), 6.30%, 9/1/26	3,840,000	3,841,382
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)(1)	1,975,000	2,003,973
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39(1)	3,000,000	3,100,740
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26(1)	3,000,000	3,138,690
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Moscone), 7.05%, 7/1/13(1)(2)	1,250,000	1,206,187
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	2,000,000	1,986,880
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41(1)	1,000,000	1,037,890
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41(1)	1,250,000	1,279,775
San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,664,562
Santa Barbara County Water COP, 5.50%, 9/1/22 (Ambac)(1)	3,005,000	3,146,175
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36(1)	3,000,000	3,244,260
Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(1)(3)	7,755,000	8,732,905
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,159,698
Southern California Public Power Auth. Rev., (Southern Transmission), 6.35%, 7/1/14 (NATL-IBC)(1)(2)	2,400,000	2,223,696
Southern California Public Power Auth. Rev., (Southern Transmission), 6.35%, 7/1/15 (NATL-IBC)(1)(2)	1,250,000	1,110,462
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	5,750,000	6,275,493
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(1)(3)	4,195,000	4,586,058
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,392,880
Susanville Public Financing Auth. Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	3,000,000	2,799,330

California High-Yield Municipal – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/22 (NATL/FGIC)(1)(2)	$2,690,000	$ 1,439,069
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/23 (NATL/FGIC)(1)(2)	2,220,000	1,098,767
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,577,864
Tri-Dam Power Auth. Rev., 4.00%, 5/1/16	2,165,000	2,227,460
Tri-Dam Power Auth. Rev., 4.00%, 11/1/16	2,165,000	2,224,516
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	2,000,000	2,178,300
Turlock Health Facility COP, Series 2007 B, (Emanuel Medical Center, Inc.), 5.50%, 10/15/37(1)	2,000,000	1,626,760
Turlock Public Finance Auth. Tax Allocation Rev., 7.50%, 9/1/39(1)	2,770,000	2,847,144
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	4,633,050
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,200,121
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30(1)	1,000,000	978,270
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	1,500,000	1,449,750
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.13%, 6/1/11 (LOC: Bank of America N.A.)(1)	4,400,000	4,400,000
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	4,000,000	4,001,600
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,118,075
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,087,930
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	1,600,000	1,688,464
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	5,141,400
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,430,750
Yosemite Community College District GO, (Election of 2004), 4.33%, 8/1/16 (AGM)(1)(2)	3,545,000	2,964,542
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,062,409
Yuba City Unified School District GO, 6.05%, 3/1/25 (NATL/FGIC)(1)(2)	1,500,000	597,075
		471,394,455
GUAM — 0.7%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	3,300,000	3,406,326
PUERTO RICO — 2.2%
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30(1)	1,145,000	1,097,025
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	2,500,000	2,522,775
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39(1)	2,000,000	2,020,260
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.11%, 8/1/11 resets quarterly at 67% of the 3-month LIBOR plus 0.93% with no caps(1)	10,000,000	5,461,200
		11,101,260
U.S. VIRGIN ISLANDS — 0.7%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,096,220

California High-Yield Municipal – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	$1,500,000	$ 1,420,455
3,516,675
TOTAL INVESTMENT SECURITIES — 98.8%
(Cost $500,265,050)	489,418,716
OTHER ASSETS AND LIABILITIES — 1.2%	5,841,356
TOTAL NET ASSETS — 100.0%	$495,260,072

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
177	U.S. Long Bond	September 2011	$22,097,344	$212,555

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
543	U.S. Treasury 2-Year Notes	September 2011	$119,018,813	$(221,816)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $141,117,000.
(2)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,176,312 which represented 0.6% of total net assets.

California High-Yield Municipal – Schedule of Investments

MAY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$500,265,050
Gross tax appreciation of investments	$13,341,912
Gross tax depreciation of investments	(24,188,246)
Net tax appreciation (depreciation) of investments	$(10,846,334)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Intermediate-Term Tax-Free Bond Fund

May 31, 2011

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.7%
CALIFORNIA — 95.8%
ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing Rev., Series 2002 A, (The Arbors Apartments), VRDN, 0.24%, 6/1/11 (FNMA) (LIQ FAC: FNMA)(1)	$ 2,000,000	$ 2,000,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30(1)	2,770,000	2,841,798
Anaheim Public Financing Auth. Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36(1)	700,000	723,716
Bay Area Toll Auth. Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/22(1)	2,000,000	2,185,420
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	5,000,000	5,064,600
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	5,000,000	5,414,750
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	1,800,000	2,012,472
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,864,957
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	5,000,000	5,627,650
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	2,000,000	2,279,980
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16(1)	5,000,000	5,846,850
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17(1)	10,875,000	12,810,315
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	7,000,000	8,260,210
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	3,850,000	4,455,605
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	20,000,000	22,955,200
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16(1)	2,000,000	2,338,740
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(2)	15,000	15,399
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/17(1)	1,235,000	1,262,775
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/24(1)	2,000,000	2,229,620
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13(1)	2,905,000	3,162,354
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13 (NATL)(1)	1,645,000	1,790,731
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)(2)	1,130,000	1,288,607
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	3,870,000	4,348,642
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	8,460,000	9,506,333
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	7,000,000	8,169,000
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22(1)	2,000,000	2,151,560
California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(1)	5,040,000	5,040,151
California Educational Facilities Auth. Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,326,900
California Educational Facilities Auth. Rev., (San Francisco University), 5.00%, 10/1/21	750,000	790,185

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18	$ 500,000	$ 577,480
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	790,552
California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,180,900
California Educational Facilities Auth. Rev., (Scripps College), 5.25%, 8/1/11, Prerefunded at 100% of Par(1)(2)	950,000	958,047
California Educational Facilities Auth. Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	986,835
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	2,500,000	2,414,850
California Educational Facilities Auth. Rev., Series 2008 C, (Chapman University), VRDN, 0.15%, 6/1/11 (LOC: Bank of America N.A.)	2,390,000	2,390,000
California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,000,000	5,592,550
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	2,100,000	2,345,931
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	2,952,000	3,034,804
California Educational Facilities Auth. Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,362,393
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.98%, 6/2/11	4,265,000	4,280,397
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(2)	4,000,000	4,470,520
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,604,700
California GO, 5.00%, 10/1/16(1)	2,820,000	3,254,365
California GO, 5.00%, 11/1/16 (Ambac)(1)	1,575,000	1,819,975
California GO, 5.00%, 8/1/18(1)	2,260,000	2,538,794
California GO, 5.25%, 2/1/20(1)	5,000,000	5,324,300
California GO, 5.00%, 3/1/20(1)	1,690,000	1,869,495
California GO, 5.00%, 8/1/20(1)	5,000,000	5,439,850
California GO, 5.25%, 10/1/20(1)	5,000,000	5,703,100
California GO, 5.00%, 3/1/22(1)	5,000,000	5,308,250
California GO, 5.50%, 4/1/24(1)	4,000,000	4,332,720
California GO, 5.00%, 8/1/24(1)	1,260,000	1,307,263
California GO, 5.75%, 4/1/28(1)	5,000,000	5,359,000
California GO, 5.75%, 4/1/31(1)	7,710,000	8,273,986
California GO, 6.50%, 4/1/33(1)	5,000,000	5,588,900
California GO, 6.00%, 4/1/38(1)	3,000,000	3,201,240
California Health Facilities Financing Auth. Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(1)	1,985,000	2,093,083
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(1)	1,400,000	1,574,104
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,000,000	1,150,320
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,335,000	3,557,611
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,520,000	2,339,719
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	1,000,000	1,001,190
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	500,000	557,200

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	$ 40,000	$ 52,020
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,250,000	3,739,547
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,085,000	2,273,526
California Health Facilities Financing Auth. Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(1)	1,000,000	1,034,000
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(1)	4,980,000	5,433,479
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(1)	2,500,000	2,707,300
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29(1)	5,000,000	5,232,550
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,818,325
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,044,340
California Health Facilities Financing Auth. Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25(1)	3,000,000	3,051,030
California Health Facilities Financing Auth. Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	1,000,000	1,048,890
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.14%, 6/6/11 (LOC: Bank of America N.A.)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,000,000	1,003,090
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(2)	5,000,000	6,114,050
California Infrastructure & Economic Development Bank Rev., Series 2006 A, (California Science Center Phase II), 4.25%, 5/1/13 (NATL/FGIC)(1)	1,075,000	1,100,628
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	2,500,000	2,668,800
California Infrastructure & Economic Development Bank Rev., Series 2009 C, VRDN, 0.15%, 6/6/11 (LOC: Sumitomo Mitsui Banking)(1)	1,100,000	1,100,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22(1)	3,735,000	4,119,892
California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(1)	280,000	280,482
California Municipal Finance Auth. Rev., (Community Hospitals Central), 5.00%, 2/1/17(1)	2,000,000	2,055,440
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(1)	1,145,000	1,176,968
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(1)	2,000,000	1,968,560
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	624,045
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,802,064
California Municipal Finance Auth. Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,386,272
California Public Works Board Lease Rev., Series 2005 A, (Department General Services - Butterfield), 5.00%, 6/1/15(1)	1,450,000	1,581,573
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL/FGIC)(1)	2,590,000	2,784,146

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL/FGIC)(1)	$ 1,210,000	$ 1,318,767
California Public Works Board Lease Rev., Series 2009 A, (Department General Services - Buildings 8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,545,792
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27(1)	2,130,000	2,248,833
California Public Works Board Lease Rev., Series 2009 G1, 5.00%, 10/1/16(1)	2,500,000	2,753,050
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13(1)	2,000,000	2,149,920
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,048,500
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(2)	1,500,000	1,600,275
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	1,250,000	1,319,162
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16(1)	750,000	828,923
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17(1)	815,000	899,964
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18(1)	515,000	563,477
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.00%, 7/1/20(1)	2,225,000	2,363,885
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	20,070,000	21,499,586
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	2,000,000	2,027,180
California Statewide Communities Development Auth. Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)(1)	1,695,000	1,769,377
California Statewide Communities Development Auth. Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)(1)	1,250,000	1,168,488
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	4,000,000	3,606,120
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	2,120,000	2,101,980
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,400,000	2,146,968
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(3)	2,600,000	2,097,238
California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	1,000,000	1,045,270
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	4,100,000	4,134,399
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	1,460,000	1,353,843
California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System West), 5.00%, 3/1/37 (AGC)(1)	2,500,000	2,330,350
California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	1,000,000	1,004,050
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	6,500,000	6,949,540
Calleguas-Las Virgines Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(1)	1,000,000	1,099,060
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	3,115,000	3,307,663

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Carson Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.50%, 10/1/11 (NATL)(1)	$ 1,130,000	$ 1,142,475
Chaffey Community College District GO, Series 2002 A, 4.25%, 7/1/11 (AGM)(1)	1,070,000	1,073,477
Coast Community College District GO, Series 2006 B, (Election of 2002), 5.00%, 8/1/17 (AGM)(1)	2,065,000	2,352,035
Eastern Municipal Water District Water & Sewer COP, Series 2001 A, 5.25%, 7/1/13 (NATL/FGIC)(1)	2,300,000	2,308,464
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(1)	1,000,000	1,063,660
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,020,000	1,084,770
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,095,000	1,164,532
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/15 (NATL)(1)	1,000,000	1,025,520
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/16 (NATL)(1)	1,225,000	1,256,262
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (AGM)(1)	1,225,000	1,266,650
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (AGM)(1)	1,290,000	1,333,860
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 5.26%, 1/1/26(1)(2)(4)	10,000,000	5,693,400
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,335,622
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(2)	4,440,000	4,979,016
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)(1)	2,200,000	2,302,212
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	3,090,000	2,087,604
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	3,000,000	2,068,200
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)(1)	355,000	340,264
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)	1,160,000	1,100,852
Hillsborough School District GO, (Bond Anticipation Notes), 3.60%, 9/1/11, Prerefunded at 93.11% of Par(2)(4)	2,700,000	2,511,108
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (AGM-CR/NATL)(1)(4)	10,320,000	3,141,305
Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(1)	295,000	269,185
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 97-16), VRDN, 0.13%, 6/1/11 (LOC: State Street Bank & Trust Co.)(1)	1,000,000	1,000,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 97-17), VRDN, 0.13%, 6/1/11 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement)(1)	1,300,000	1,300,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2004 A, (Assessment District No. 03-19), VRDN, 0.13%, 6/1/11 (LOC: U.S. Bank N.A. and California State Teacher's Retirement)(1)	5,000,000	5,000,000
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	812,334

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	$ 600,000	$ 619,446
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	751,444
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)	125,000	125,456
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,030,000	2,053,609
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,761,125
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	1,030,000	969,014
Los Angeles County Community Development Commission COP, (Willowbrook Project), VRDN, 0.22%, 6/1/11 (LOC: Wells Fargo Bank N.A.)(1)	1,800,000	1,800,000
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13 (AGM)(1)	3,000,000	3,041,700
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16 (AGM)(1)	6,680,000	6,771,382
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	1,000,000	1,055,750
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20(1)	3,000,000	3,479,070
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	750,000	836,003
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	5,000,000	5,171,450
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,735,000	3,897,398
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	10,000,000	11,577,400
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(1)	3,500,000	3,689,420
Los Angeles Unified School District GO, Series 2002 E, (Election of 1997), 5.00%, 7/1/11 (NATL)(1)	5,000,000	5,019,400
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (AGM)(1)	2,500,000	2,682,250
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	4,000,000	4,110,920
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(1)	2,975,000	3,244,862
Lynwood Public Financing Auth. Lease Rev., Series 2003 A, (Public Capital Improvement), 4.125%, 9/1/12 (Ambac)(1)	575,000	598,609
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.29%, 9/1/28(1)(4)	5,620,000	2,103,116
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.00%, 6/2/11(4)(5)	3,500,000	3,500,000
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.00%, 6/2/11(4)(5)	3,460,000	3,460,000
Mount San Antonio Community College District GO, Series 2005 A, (Capital Appreciation - Election of 2001), 4.14%, 8/1/16 (NATL)(1)(4)	5,000,000	4,299,900
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,485,000	1,589,440
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(1)	4,065,000	4,250,811
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(1)	2,305,000	2,481,978
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(1)	1,000,000	1,100,930

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	$ 1,690,000	$ 1,786,651
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,085,000	1,161,492
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	1,000,000	1,056,640
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,500,000	1,592,955
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19(1)	2,000,000	2,225,820
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20(1)	1,515,000	1,671,515
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21(1)	2,050,000	2,232,778
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22(1)	4,250,000	4,633,350
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL)(1)	1,000,000	1,071,100
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,346,313
Oceanside Unified School District GO, Series 2010 B, (Election of 2008), 5.95%, 8/1/37 (AGM)(1)(4)	9,500,000	1,680,740
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	515,000	478,229
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.80%, 8/15/11	760,000	763,450
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	825,000	843,464
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.10%, 8/15/13	700,000	720,195
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.25%, 8/15/14	1,135,000	1,164,215
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.30%, 9/2/14	270,000	278,986
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	320,000	330,413
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	245,000	252,823
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	3,030,000	3,168,441
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)(1)	2,750,000	2,907,327
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	996,780
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,000,680
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,720,000	1,537,972
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(6)	1,660,000	1,069,322
Port Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL)(1)	1,270,000	1,413,612
Porterville Public Financing Auth. Sewer Rev., 5.625%, 10/1/36(1)	3,000,000	2,991,690
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,214,308
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,248,741
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,505,000	1,609,071
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	1,000,000	1,004,120
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,092,000
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	1,875,000	2,071,312

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	$ 1,110,000	$ 1,111,021
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	1,400,000	1,380,974
Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	3,000,000	3,180,930
Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (NATL/FGIC)(1)	2,500,000	2,692,425
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	4,045,000	4,340,528
Sacramento County Airport System Rev., 5.00%, 7/1/20(1)	1,000,000	1,087,410
Sacramento County Airport System Rev., 5.00%, 7/1/23(1)	1,000,000	1,062,190
Sacramento County Airport System Rev., 5.00%, 7/1/24(1)	1,000,000	1,064,520
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 A, 5.25%, 12/1/21 (NATL/FGIC)(1)	1,000,000	1,177,980
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 B, VRN, 0.74%, 6/1/11 (NATL/FGIC)(1)	2,500,000	1,679,550
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,105,000	3,646,139
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(1)	350,000	411,677
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(1)	300,000	351,978
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,500,000	1,668,390
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(6)	9,840,000	6,111,624
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(1)	1,005,000	1,026,507
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/19(1)	1,290,000	1,437,666
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/34(1)	750,000	728,467
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.00%, 8/1/21(1)	1,000,000	1,113,540
San Diego Public Facilities Financing Auth. Rev., Series 2009 B, 5.00%, 5/15/22(1)	3,680,000	4,096,024
San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(1)	1,230,000	1,178,377
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	3,400,000	3,798,276
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.70%, 11/1/17(1)	2,030,000	2,052,208
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.80%, 11/1/21(1)	2,635,000	2,648,649
San Diego Redevelopment Agency Tax Allocation Rev., (North Park), 5.90%, 9/1/25(1)	710,000	698,186
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	3,375,000	3,845,475
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,000,000	2,275,700
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	2,500,000	2,541,375
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23(1)	2,000,000	2,173,100
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport) (Governmental Purpose), 5.00%, 5/1/19(1)	1,500,000	1,685,130
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,171,802
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19(1)	2,930,000	3,253,648

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21(1)	$ 8,185,000	$ 9,629,898
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/27(1)	1,295,000	1,403,909
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28(1)	2,780,000	2,979,131
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15(1)	420,000	435,296
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16(1)	440,000	453,490
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17(1)	465,000	471,370
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18(1)	485,000	497,658
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19(1)	510,000	532,685
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20(1)	515,000	528,081
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(1)	2,680,000	3,113,249
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(1)	1,000,000	1,091,370
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(1)	1,885,000	1,943,416
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,462,728
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30(1)	1,000,000	1,004,280
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	7,645,000	9,032,185
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	4,000,000	4,728,920
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)(1)	430,000	431,299
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,250,000	1,367,387
Santa Paula Utility Auth. Water Rev., 5.25%, 2/1/40(1)	2,425,000	2,425,655
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.33%, 6/2/11 (LOC: Landesbank Baden-Wurttemberg)(1)	700,000	700,000
Scotts Valley Redevelopment Agency Tax Allocation Rev., 5.00%, 8/1/29 (Ambac)(1)	1,980,000	1,730,817
Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(1)	1,430,000	1,498,611
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,457,792
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	2,122,801
Solano County COP, 5.00%, 11/1/13 (NATL)(1)	1,135,000	1,219,410
South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(1)	2,000,000	2,098,860
South Placer Wastewater Auth. Rev., Series 2011 D, VRDN, 1.01%, 6/2/11(1)	3,440,000	3,421,837
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/13 (Ambac)(1)	1,080,000	1,127,045
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/15 (Ambac)(1)	1,195,000	1,254,654
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,310,000	1,338,545
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	1,445,000	1,442,948
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/17 (AGM)(1)	5,000,000	5,218,650

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/18 (AGM)(1)	$ 3,325,000	$ 3,467,809
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,137,746
Southern California Public Power Auth. Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27(1)	2,000,000	2,216,580
Southern California Public Power Auth. Rev., Series 2010-1, (Windy Point/Windy Flats), 5.00%, 7/1/22(1)	5,725,000	6,421,217
Tahoe Forest Hospital District Rev., (Healthcare Facility), VRDN, 0.13%, 6/1/11 (LOC: U.S. Bank N.A.)	1,990,000	1,990,000
Torrance Rev., Series 2010 A, (Memorial Medical Center), 5.00%, 9/1/40(1)	3,700,000	3,289,929
Tri-Dam Power Auth. Rev., 4.00%, 11/1/14	1,260,000	1,304,667
Tri-Dam Power Auth. Rev., 4.00%, 5/1/15	1,285,000	1,323,923
Tri-Dam Power Auth. Rev., 4.00%, 11/1/15	1,310,000	1,352,431
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,000,000	1,073,220
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/12(1)	895,000	917,885
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	985,000	1,019,514
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	985,000	1,026,705
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	1,090,000	1,126,101
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	1,150,000	1,174,000
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	8,500,000	8,503,400
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	1,000,000	1,025,580
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)(1)	3,000,000	3,006,060
University of California Rev., Series 2009 Q, 5.25%, 5/15/23(1)	2,000,000	2,238,060
University of California Rev., Series 2010 S, 5.00%, 5/15/20(1)	1,405,000	1,621,581
University of California Rev., Series 2010 S, 5.00%, 5/15/40(1)	1,250,000	1,251,188
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)(2)	1,000,000	1,109,210
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,148,650
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,145,000	1,315,204
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,415,000	1,625,340
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,505,000	2,877,368
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,640,000	3,032,436
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,980,000	3,422,977
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	3,000,000	3,165,870
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	6,000,000	6,169,680
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.50%, 6/2/11 (LOC: BNP Paribas)(1)	3,655,000	3,655,000
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,500,000	1,559,025
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,500,000	1,539,660

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	$ 1,300,000	$ 1,306,591
		781,272,866
GUAM — 0.1%
Territory of Guam GO, Series 2009 A, 6.00%, 11/15/19(1)	1,000,000	993,240
PUERTO RICO — 3.5%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	3,700,000	3,942,535
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)(1)	1,255,000	1,354,936
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)(1)	3,140,000	3,475,038
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/22(1)	4,950,000	5,171,513
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	5,000,000	5,411,050
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	625,000	615,987
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	1,500,000	1,542,345
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	1,510,000	1,604,979
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	5,000,000	5,316,850
		28,435,233
U.S. VIRGIN ISLANDS — 0.3%
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	500,000	540,805
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	170,000	183,819
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	500,000	538,460
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	1,000,000	1,039,540
		2,302,624
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $784,669,120)		813,003,963
OTHER ASSETS AND LIABILITIES — 0.3%		2,539,774
TOTAL NET ASSETS — 100.0%		$815,543,737

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
292	U.S. Long Bond	September 2011	$36,454,375	$350,656

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
895	U.S. Treasury 2-Year Notes	September 2011	$196,172,813	$(365,608)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	Ambac Assurance Corporation

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)

COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
NCROC	-	Northern California Retired Officers Community
Radian	-	Radian Asset Assurance, Inc.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $239,588,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,097,238, which represented 0.3% of total net assets.

(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5)	When-issued security.
(6)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

California Intermediate-Term Tax-Free Bond – Schedule of Investments

MAY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$784,669,120
Gross tax appreciation of investments	$33,283,827
Gross tax depreciation of investments	(4,948,984)
Net tax appreciation (depreciation) of investments	$28,334,843

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

May 31, 2011

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.2%
CALIFORNIA — 94.9%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	$2,200,000	$ 2,239,138
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30(1)	1,850,000	1,897,952
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	498,520
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/39(1)	2,500,000	2,552,100
Anaheim Public Financing Auth. Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36(1)	300,000	310,164
Antioch Public Financing Auth. Lease Rev., Series 2002 A, (Municipal Facilities), 5.50%, 1/1/32 (NATL)(1)	2,700,000	2,530,899
Bay Area Toll Auth. Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31(1)	3,000,000	3,048,030
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	2,135,000	2,144,052
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	2,500,000	2,707,375
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)(1)	3,500,000	3,847,585
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46(1)	5,000,000	2,919,400
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	1,450,000	1,695,587
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	2,500,000	2,813,825
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	1,425,000	1,649,153
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	1,275,000	1,463,394
California Economic Recovery GO, Series 2004 C3, VRDN, 0.11%, 6/1/11 (LOC: Bank of America N.A.)(1)	600,000	600,000
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16(1)	1,700,000	1,957,754
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(1)	1,430,000	1,671,913
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 2/1/22	1,560,000	1,760,803
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 2/1/23	1,740,000	1,932,340
California Educational Facilities Auth. Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,239,000
California Educational Facilities Auth. Rev., (University of Pacific), 5.25%, 5/1/34(1)	2,000,000	2,006,420
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29(1)	1,220,000	1,118,350
California Educational Facilities Auth. Rev., Series 2007 A, (Claremont Graduate University), 5.00%, 3/1/42(1)	3,000,000	2,589,510
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	3,953,000	4,063,882
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.98%, 6/2/11	2,845,000	2,855,270
California GO, 5.00%, 4/1/26(1)	3,000,000	3,084,540
California GO, 5.75%, 4/1/28(1)	2,000,000	2,143,600
California GO, 5.00%, 6/1/32(1)	5,000,000	4,996,750

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

California GO, 5.00%, 11/1/32(1)	$5,000,000	$ 4,996,500
California GO, 6.50%, 4/1/33(1)	5,000,000	5,588,900
California GO, 5.00%, 4/1/38(1)	2,500,000	2,419,150
California GO, 6.00%, 4/1/38(1)	2,500,000	2,667,700
California GO, 6.00%, 11/1/39(1)	5,000,000	5,355,800
California GO, 5.50%, 3/1/40(1)	1,500,000	1,541,265
California Health Facilities Financing Auth. Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)(2)	6,165,000	8,102,043
California Health Facilities Financing Auth. Rev., Series 1998 B, (Adventist Health System West), VRDN, 0.13%, 6/1/11 (LOC: Bank of America N.A.)(1)	1,000,000	1,000,000
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,117,720
California Health Facilities Financing Auth. Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32(1)	5,000,000	5,022,300
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	3,400,000	3,485,034
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	5,000,000	5,216,650
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,818,325
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,044,340
California Health Facilities Financing Auth. Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39(1)	1,000,000	1,017,970
California Health Facilities Financing Auth. Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	1,500,000	1,573,335
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Orange County Performing Arts Center), VRDN, 0.14%, 6/1/11 (LOC: Bank of America N.A.)	3,400,000	3,400,000
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,000,000	852,930
California Municipal Finance Auth. Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	993,380
California Municipal Finance Auth. Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	678,932
California Pollution Control Financing Auth. Rev., Series 1996 C, (Pacific Gas & Electric), VRDN, 0.13%, 6/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	4,500,000	4,500,000
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,201,360
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31(1)	1,335,000	1,338,938
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,040,260
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29(1)	2,435,000	2,497,701
California State University Systemwide Rev., Series 2007 A, 5.00%, 11/1/24 (AGM)(1)	5,000,000	5,188,100
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	2,200,000	2,214,762
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,245,425
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	3,600,000	3,856,428
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	1,500,000	1,520,385
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	5,000,000	4,860,300

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	$2,000,000	$ 1,803,060
California Statewide Communities Development Auth. Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(1)(2)	1,000,000	1,110,570
California Statewide Communities Development Auth. Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35(1)	3,000,000	3,005,910
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	3,010,000	3,218,172
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)(1)	4,745,000	4,801,560
Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (NATL)(1)	1,125,000	1,154,993
Coalinga Public Financing Auth. Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)(1)	1,320,000	1,526,065
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)(1)	825,000	858,553
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)(1)	2,225,000	2,385,600
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.25%, 6/1/13, Prerefunded at 100% of Par(1)(2)	1,080,000	1,170,634
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	2,850,000	1,925,460
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	4,375,000	2,721,381
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	2,000,000	1,378,800
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,068,370
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (AGM-CR/NATL)(1)(3)	6,880,000	2,094,203
Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (NATL)(1)(3)	5,000,000	1,387,150
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 97-16), VRDN, 0.13%, 6/1/11 (LOC: State Street Bank & Trust Co.)(1)	1,000,000	1,000,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 97-17), VRDN, 0.13%, 6/1/11 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement)(1)	1,000,000	1,000,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2001 A, (Assessment District No. 00-18), VRDN, 0.13%, 6/1/11 (LOC: State Street Bank & Trust Co.)	900,000	900,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2004 A, (Assessment District No. 03-19), VRDN, 0.13%, 6/1/11 (LOC: U.S. Bank N.A. and California State Teacher's Retirement)(1)	2,400,000	2,400,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 A, (Assessment District No. 05-21), VRDN, 0.13%, 6/1/11 (LOC: U.S. Bank N.A. and California State Teacher's Retirement)	2,800,000	2,800,000
Kern High School District GO, 7.15%, 8/1/14 (NATL)(1)(2)	1,815,000	2,186,004
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(1)(2)	1,340,000	1,507,755
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21(1)	3,120,000	3,411,720
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40(1)	2,000,000	1,974,320
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,000,000	4,137,160

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	$5,000,000	$ 5,788,700
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	2,000,000	2,055,460
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.37%, 9/1/29(1)(3)	5,905,000	2,065,274
Metropolitan Water District of Southern California Rev., 5.75%, 8/10/18(1)	3,000,000	3,547,470
Metropolitan Water District of Southern California Rev., Series 2009 B, 5.00%, 7/1/30(1)	4,000,000	4,263,840
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,192,906
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.30%, 6/2/11(4)	1,500,000	1,500,000
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.30%, 6/2/11(4)	1,480,000	1,480,000
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34(1)	2,500,000	2,547,875
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)(1)	1,000,000	1,619,360
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	1,000,000	1,056,640
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,000,000	1,061,970
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)(1)	3,215,000	3,262,839
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	540,000	501,444
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 5.00%, 9/2/26	850,000	798,074
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (NATL)(1)	3,100,000	3,472,000
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,000,680
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,150,000	1,028,296
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(5)	1,670,000	1,075,764
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)(3)	2,600,000	702,728
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18(1)	1,700,000	1,967,512
Pico Rivera Water Auth. Rev., Series 1999 A, (Water System), 5.50%, 5/1/29 (NATL)(1)	2,500,000	2,567,475
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)(1)	1,000,000	1,143,300
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)(1)	1,000,000	1,071,360
Porterville Public Financing Auth. Sewer Rev., 5.625%, 10/1/36(1)	2,000,000	1,994,460
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	1,070,000	1,120,771
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	740,000	740,681
Riverside Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Housing Set-Aside), 5.00%, 8/1/28 (NATL/FGIC)(1)	705,000	611,291
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/25(1)	890,000	938,247
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.63%, 7/1/29(1)	1,000,000	1,043,820
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 B, VRN, 0.74%, 6/1/11 (NATL/FGIC)(1)	1,500,000	1,007,730
Saddleback Valley Unified School District Public Financing Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)(1)	1,000,000	1,171,960
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,800,000	2,002,068
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(5)	7,400,000	4,596,140

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)(1)	$2,700,000	$ 2,782,323
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	3,000,000	2,856,480
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2009 A, 5.25%, 5/15/34(1)	2,000,000	2,062,220
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2010 A, 5.25%, 5/15/25(1)	2,000,000	2,203,200
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	1,500,000	1,524,825
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23(1)	2,000,000	2,173,100
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,171,802
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.63%, 8/1/27(1)	500,000	504,730
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.50%, 7/1/15 (NATL)(1)	3,250,000	3,731,812
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL)(1)	4,000,000	4,661,880
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30(1)	500,000	502,140
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	1,105,000	1,305,502
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	2,500,000	2,955,575
Santa Margarita-Dana Point Auth. Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)(1)	2,000,000	2,267,140
Santa Paula Utility Auth. Water Rev., 5.25%, 2/1/40(1)	2,500,000	2,500,675
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,376,733
South Coast Air Quality Management District Building Corp. Rev., (Installment Sale Headquarters), 6.00%, 8/1/11 (Ambac)(1)	940,000	945,020
South Orange County Public Financing Auth. Special Tax Rev., Series 1994 A, (Senior Lien), 7.00%, 9/1/11 (NATL)(1)	2,000,000	2,028,940
South Placer Wastewater Auth. Rev., Series 2011 D, VRDN, 1.01%, 6/2/11(1)	2,060,000	2,049,123
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)(1)	3,730,000	4,163,090
Southern California Public Power Auth. Rev., Series 2010-1, (Windy Point/Windy Flats), 5.00%, 7/1/22(1)	3,000,000	3,364,830
Susanville Public Financing Auth. Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	1,000,000	933,110
Taft Public Financing Auth. Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17(1)	2,000,000	2,004,760
Torrance Rev., Series 2010 A, (Memorial Medical Center), 5.00%, 9/1/40(1)	6,060,000	5,388,370
Tri-Dam Power Auth. Rev., 4.00%, 5/1/13	1,190,000	1,224,510
Tri-Dam Power Auth. Rev., 4.00%, 11/1/13	1,210,000	1,250,934
Tri-Dam Power Auth. Rev., 4.00%, 5/1/14	1,235,000	1,276,484
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,200,000	1,287,864
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18(1)	1,215,000	1,229,434
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19(1)	1,135,000	1,139,415
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	2,000,000	1,933,000
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	5,500,000	5,502,200
Ukiah Electric Rev., 6.25%, 6/1/18 (NATL)(1)	1,905,000	2,065,934
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)(1)	2,000,000	2,004,040

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Vallejo Water Rev., Series 2005 A, VRDN, 0.25%, 6/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	$1,260,000	$1,260,000
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	5,000,000	5,276,450
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	3,000,000	3,084,840
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	5,200,000	4,726,280
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)(2)	685,000	706,865
Woodland COP, (Wastewater System), 5.75%, 3/1/12 (Ambac)(1)	870,000	890,245
		369,934,689
GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	900,000	916,173
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	2,300,000	2,138,977
		3,055,150
PUERTO RICO — 1.5%
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	415,000	409,016
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 M, 5.00%, 7/1/22(1)	2,220,000	2,198,510
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2005 C, 5.50%, 7/1/23 (Ambac)(1)	2,000,000	2,095,340
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12(1)	1,200,000	1,233,396
		5,936,262
U.S. VIRGIN ISLANDS — 2.0%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	3,480,000	3,825,912
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Senior Lien), 5.00%, 10/1/20(1)	3,915,000	4,226,752
		8,052,664
TOTAL INVESTMENT SECURITIES — 99.2%
(Cost $377,427,050)		386,978,765
OTHER ASSETS AND LIABILITIES — 0.8%		2,939,592
TOTAL NET ASSETS — 100.0%		$389,918,357

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
140	U.S. Long Bond	September 2011	$17,478,125	$168,123

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
428	U.S. Treasury 2-Year Notes	September 2011	$93,812,250	$(174,838)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	Ambac Assurance Corporation
ARC	-	Auction Rate Certificate
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)

GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
YCC	-	Yield Curve Certificate

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $114,271,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	When-issued security.
(5)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$377,583,315
Gross tax appreciation of investments	$16,194,443
Gross tax depreciation of investments	(6,798,993)
Net tax appreciation (depreciation) of investments	$9,395,450

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

May 31, 2011

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.4%
CALIFORNIA — 99.4%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.18%, 6/1/11 (LOC: Bank of America N.A.)	$2,000,000	$ 2,000,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.26%, 6/2/11 (LOC: Wells Fargo Bank N.A. and First Bank)	3,490,000	3,490,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.30%, 6/2/11 (AGM) (SBBPA: Wells Fargo Bank N.A.)	2,585,000	2,585,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.30%, 6/2/11 (AGM) (SBBPA: Wells Fargo Bank N.A.)	4,250,000	4,250,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.30%, 6/2/11 (AGM) (SBBPA: Wells Fargo Bank N.A.)	4,660,000	4,660,000
Apple Valley COP, (Public Facilities Financing), VRDN, 0.22%, 6/2/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	3,140,000	3,140,000
Austin Trust Various States GO, Series 2008-3016X, VRDN, 0.24%, 6/1/11 (AGM) (LIQ FAC: Bank of America N.A.)(1)	7,180,000	7,180,000
Austin Trust Various States GO, Series 2008-3019X, VRDN, 0.24%, 6/1/11 (AGM) (LIQ FAC: Bank of America N.A.)(1)	6,500,000	6,500,000
Austin Trust Various States GO, Series 2008-3044X, VRDN, 0.24%, 6/1/11 (AGM) (LIQ FAC: Bank of America N.A.)(1)	6,665,000	6,665,000
California Enterprise Development Auth. Rev., (Community Hospice, Inc.), VRDN, 0.22%, 6/2/11 (LOC: Bank of Stockton and FHLB)	4,445,000	4,445,000
California Enterprise Development Auth. Rev., (Frank-Lin Distillers-Recovery Zone Facilities), VRDN, 0.22%, 6/2/11 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Enterprise Development Auth. Rev., (Humane Society Silicon Valley), VRDN, 0.22%, 6/2/11 (LOC: First Republic Bank and FHLB)	7,525,000	7,525,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.22%, 6/2/11 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Country Schools), VRDN, 0.22%, 6/2/11 (LOC: First Republic Bank and Bank of New York)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Rev., (East Bay SPCA), VRDN, 0.22%, 6/2/11 (LOC: First Republic Bank and FHLB)	5,600,000	5,600,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.20%, 6/2/11 (LOC: First Republic Bank and FHLB)	5,000,000	5,000,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.28%, 6/1/11 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Auth. Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.20%, 6/2/11 (LOC: Pacific Capital Bank N.A. and FHLB)	2,750,000	2,750,000
California Municipal Finance Auth. Rev., Series 2010 A, (Chevron USA Recovery Zone), VRDN, 0.10%, 6/1/11	1,500,000	1,500,000
California Pollution Control Financing Auth. Rev., (Sierra Pacific Industries), VRDN, 0.21%, 6/1/11 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Pollution Control Financing Auth. Rev., Series 1996 C, (Pacific Gas & Electric), VRDN, 0.13%, 6/1/11 (LOC: JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
California Pollution Control Financing Auth. Solid Waste Disposal Rev., (BLT Enterprises), VRDN, 0.24%, 6/1/11 (LOC: Union Bank of California N.A.)	3,000,000	3,000,000
California Pollution Control Financing Auth. Solid Waste Disposal Rev., Series 2010 A, (Alameda County Industries), VRDN, 0.22%, 6/1/11 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11	7,200,000	7,200,000
California Statewide Communities Development Auth. COP, VRDN, 0.27%, 6/1/11 (LOC: Union Bank of California N.A.)	2,650,000	2,650,000

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2008-2680, (PUTTERs), VRDN, 0.28%, 6/2/11 (LOC: JPMorgan Chase Bank N.A.) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	$7,500,000	$ 7,500,000
California Statewide Communities Development Auth. Rev., (Goodwill of Santa Cruz), VRDN, 0.23%, 6/2/11 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
California Statewide Communities Development Auth. Rev., (Metropolitan Area Advisory), VRDN, 0.38%, 6/1/11 (LOC: Bank of America N.A.)	2,565,000	2,565,000
California Statewide Communities Development Auth. Rev., (Trinity Children & Family), VRDN, 0.38%, 6/1/11 (LOC: Citizens Business Bank and California State Teacher's Retirement)	6,800,000	6,800,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.19%, 6/1/11	3,000,000	3,000,000
Diamond Bar Public Financing Auth. Lease Rev., Series 2002 A, (Community/Senior Center), VRDN, 0.17%, 6/1/11 (LOC: Union Bank of California N.A.)	7,000,000	7,000,000
Duarte COP, Series 2001 A, VRDN, 2.00%, 6/1/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	535,000	535,000
East Bay Municipal Utility District Water System Rev., Series 2009 A1, VRN, 0.21%, 6/2/11	4,820,000	4,820,000
East Bay Municipal Utility District Water System Rev., Series 2009 A2, VRN, 0.21%, 6/2/11	10,570,000	10,570,000
East Bay Municipal Utility District Water System Rev., Series 2011 A, VRN, 0.20%, 6/2/11	3,400,000	3,400,000
El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.22%, 6/2/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	3,995,000	3,995,000
Hanford Sewer System Rev., Series 1996 A, VRDN, 0.31%, 6/2/11 (LOC: Union Bank of California N.A.)	1,000,000	1,000,000
Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.20%, 6/2/11 (SBBPA: J.P. Morgan Chase Bank N.A.)	4,690,000	4,690,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 89-10), VRDN, 0.13%, 6/1/11 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement)	960,000	960,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 97-17), VRDN, 0.13%, 6/1/11 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement)	2,300,000	2,300,000
Irvine Ranch Water District Rev., Series 2011 A1, VRN, 0.24%, 6/2/11	4,000,000	4,000,000
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, Series 2010 A, 2.00%, 6/30/11	5,000,000	5,005,246
Metropolitan Water District of Southern California Rev., Series 2009 A1, VRN, 0.18%, 6/1/11	14,185,000	14,180,135
Metropolitan Water District of Southern California Rev., Series 2009 A2, VRN, 0.18%, 6/2/11	9,000,000	9,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.21%, 6/2/11 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
Moreno Valley COP, (City Hall Refinancing), VRDN, 0.22%, 6/2/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,260,000	4,260,000
Novato Multifamily Housing Rev., (Nova-Ro III Senior Housing), VRDN, 0.18%, 6/2/11 (LOC: Bank of the West)	2,615,000	2,615,000
Orange County Housing Multifamily Apartments Development Auth. Rev., Series 1985 CC, (Lantern Pines), VRDN, 0.19%, 6/1/11 (FNMA) (LIQ FAC: FNMA)	1,450,000	1,450,000
Paramount Unified School District COP, (School Facility Bridge Funding Program), VRDN, 0.30%, 6/2/11 (AGM) (SBBPA: Wells Fargo Bank N.A.)	3,100,000	3,100,000
Redondo Beach Public Financing Auth. Rev., (Pier Reconstruction Refinancing), VRDN, 0.20%, 6/2/11 (LOC: Bank of the West)	750,000	750,000
Reedley COP, (Mennonite Brethren Homes), VRDN, 0.19%, 6/2/11 (LOC: Bank of the Sierra and FHLB)	9,320,000	9,320,000

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)
Principal Amount	Value

Riverside County Rev., (Teeter Notes), 2.00%, 10/12/11	$5,000,000	$ 5,023,504
Riverside Water Rev., Series 2011 A, VRN, 0.25%, 6/2/11	9,000,000	9,000,000
San Bernardino County Tax & Rev. Anticipation Notes GO, Series 2010 A, 2.00%, 6/30/11	4,000,000	4,005,096
San Diego County Tax & School Districts Rev. Anticipation Notes, Series 2010 A, 2.00%, 6/30/11	4,000,000	4,005,127
Santa Ana Multifamily Housing Auth. Rev., Series 1995 A, (Harbor Pointe Apartments), VRDN, 0.16%, 6/1/11 (FNMA) (LIQ FAC: FNMA)	300,000	300,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.33%, 6/2/11 (LOC: Landesbank Baden-Wurttemberg)	28,700,000	28,700,000
South Bay Regional Public Communications Auth. Rev., Series 2001 C, (Manhattan Beach), VRDN, 0.22%, 6/2/11 (LOC: Bank of America N.A.)	1,495,000	1,495,000
Sweetwater Union High School District GO, Series 2008-2684, (PUTTERs), VRDN, 0.28%, 6/2/11 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.21%, 6/1/11 (LOC: Wells Fargo Bank N.A.)	1,700,000	1,700,000
Vallejo Water Rev., Series 2005 A, VRDN, 0.25%, 6/1/11 (LOC: JPMorgan Chase Bank N.A.)	1,805,000	1,805,000
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.50%, 6/2/11 (LOC: BNP Paribas)	17,205,000	17,205,000
West Hills Community College District COP, VRDN, 0.17%, 6/1/11 (LOC: Union Bank of California N.A.)	9,000,000	9,000,000
Yolo County Multifamily Housing Rev., Series 1998 A, (Primero Grove), VRDN, 0.22%, 6/2/11 (LOC: Bank of the West and California State Teacher's Retirement)	7,680,000	7,680,000
		305,399,108
PUERTO RICO — 1.0%
Austin Trust Various States Rev., Series 2008-355, VRDN, 0.34%, 6/1/11 (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(1)	3,263,000	3,263,000
TOTAL INVESTMENT SECURITIES — 100.4%		308,662,108
OTHER ASSETS AND LIABILITIES(2)		(1,382,135)
TOTAL NET ASSETS — 100.0%		$307,279,973

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $34,608,000, which represented 11.3% of total net assets. None of these securities were considered illiquid.

(2)	Category is less than 0.05% of total net assets.

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$308,662,108

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2011